UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, February 28, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 95.2%
New York 92.7%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,155,300
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,155,300
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,172,228
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,185,719
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40.	3,000,000	3,311,400
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45.	3,800,000	4,183,382
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,286,485
Catholic Health System Inc. Project, 5.25%, 7/01/35.	1,000,000	1,113,200
Catholic Health System Inc. Project, 5.00%, 7/01/40.	1,000,000	1,081,960
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,340,475
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,520,846
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	1,190,000	1,198,877
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	11,898,079
Health Quest Systems Inc. Project, Series B, 4.00%, 7/01/34	4,770,000	4,829,148
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,005,440
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,410,013
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47	40,000,000	40,368,000
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	38,876,950
Hudson Yards, Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,042,600
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,842,280
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,521,850
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,622,900
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,143,000
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	19,996,020
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33	5,000,000	5,477,500
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	46,458,720
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,817,340
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,305,480
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,013,910
University of Rochester Project, Series A, 5.00%, 7/01/38.	6,350,000	7,115,619
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,572,250
MTA Dedicated Tax Fund Revenue,
Green Bonds, Refunding, Series B, Subseries B-1, 5.00%, 11/15/46	25,000,000	28,435,250
Green Bonds, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,460,977
Green Bonds, Series A, 5.00%, 11/15/47	30,375,000	34,673,670
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	24,595,135
Series B, 5.00%, 11/15/34	63,750,000	69,826,650
MTA Revenue,
Transportation, Green Bonds, Series A, Subseries A-1, 5.00%, 11/15/41	6,000,000	6,697,380
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	11,612,956
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,745,122
Transportation, Refunding, Series C, Subseries C-2a, 4.00%, 11/15/38	10,000,000	10,193,100

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Refunding, Series D, 5.00%, 11/15/31	$6,215,000	$7,186,156
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,110,100
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,642,050
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,621,950
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,021,751
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	39,950,000	41,135,716
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	8,050,000	8,286,026
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45.	10,000,000	11,060,700
Transportation, Series B, 5.00%, 11/15/38.	11,320,000	12,510,751
Transportation, Series B, 5.00%, 11/15/43.	10,670,000	11,735,506
Transportation, Series B, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,751,000
Transportation, Series C, 6.50%, 11/15/28	2,825,000	3,079,646
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,051,900
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,004,500
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,757,979
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,175,000	13,322,494
Nassau County GO,
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/30	270,000	293,517
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	285,000	309,071
General Improvement, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/35	1,275,000	1,383,656
General Improvement, Refunding, Series C, Assured Guaranty, 5.25%, 10/01/39	1,320,000	1,433,494
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,050,184
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000	5,999,313
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000	6,301,200
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000	28,552,879
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000	29,667,167
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,275,168
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,143,760
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41.	20,000,000	23,100,800
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	19,806,090
New York City GO,
Citysavers, Series B, zero cpn., 6/01/17	1,107,250	1,105,390
Citysavers, Series B, zero cpn., 12/01/17	1,107,250	1,100,440
Citysavers, Series B, zero cpn., 6/01/18	1,107,250	1,093,587
Citysavers, Series B, zero cpn., 12/01/18	1,080,375	1,059,351
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,071,209
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,059,583
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,496,100
Fiscal 2002, Series D, 5.50%, 6/01/24.	145,000	145,564
Fiscal 2009, Series J, Subseries J-1, 5.00%, 5/15/33	19,500,000	21,037,380
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,255,083
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,383,333
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,690,370
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,531,200
Fiscal 2013, Series A, Subseries A-1, 5.00%, 10/01/29	7,355,000	8,476,196
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,412,600
Fiscal 2014, Series A, Subseries A-1, 4.00%, 8/01/39.	10,000,000	10,268,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	23,889,355
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,474,800
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,565,640

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	$3,000,000	$3,408,360
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,697,430
Fiscal 2017, Refunding, Series B, Sub Series B-1, 5.00%, 12/01/41	7,000,000	7,934,430
Refunding, Series C, 5.00%, 8/01/32	5,000,000	5,743,000
Refunding, Series D, 5.125%, 8/01/19.	10,000	10,034
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,035
Series E, Subseries E-1, 6.00%, 10/15/23	5,155,000	5,568,998
Series E, Subseries E-1, 6.25%, 10/15/28	260,000	281,921
Series E, Subseries E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	1,993,172
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	10,561,179
Series I, Subseries I-1, 5.375%, 4/01/36	5,050,000	5,458,545
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36	12,450,000	13,564,524
Subseries D-1, 5.125%, 12/01/28	4,140,000	4,268,174
Subseries D-1, Pre-Refunded, 5.125%, 12/01/28	6,090,000	6,287,377
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,957,147
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,566,845
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,233,820
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,560,700
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,520,125
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	21,141,300
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	52,464,880
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000	5,408,703
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000	1,539,117
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,048,783
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	35,559,218
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	44,430,160
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,648,650
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	24,862,515
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	13,500,000	15,308,325
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31	8,200,000	8,227,224
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37	22,000,000	22,072,160
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	77,382,750
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,338,900
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	31,895,100
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	53,327,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	31,534,797
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	32,505,900
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	33,935,870
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	17,520,000	18,865,536
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	21,491,600
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34	2,480,000	2,690,403
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	19,235,820
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	11,271,700
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,688,700
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,260,955
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	50,241,150
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	18,972,680

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	$24,135,000	$26,903,767
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	20,315,379
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,837,545
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,692,000
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,383,800
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,346,200
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	5,000,000	5,679,800
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	18,000,000	20,551,680
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	57,228,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47	17,500,000	19,475,925
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,079,720
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	86,360,000	103,192,428
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	32,684,850
New York State Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien,
Series A, 5.00%, 11/15/46	20,000,000	22,378,600
New York State Dormitory Authority Lease Revenues, Delaware Chenango Madison Otsego Board of
Cooperative Education Services, XLCA Insured, Pre-Refunded, 5.00%, 8/15/27	10,000,000	10,194,200
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	530,000	531,781
Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	7,788,457
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/28	4,000,000	4,611,080
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,443,896
Non-State Supported Debt, Albany Public Library, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	10,720,000	10,873,725
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,061,925
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46.	10,000,000	12,947,300
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,874,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	23,807,300
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,072,983
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,074,105
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/33	11,000,000	11,595,320
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,270,600
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,520,235
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/27	2,500,000	2,537,475
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.125%, 7/01/37	3,000,000	3,043,740
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000	4,107,808
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,574,870
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,557,050
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,141,800
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,156,650

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	$5,000,000	$5,154,450
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	20,593,200
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	14,818,050
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	11,398,500
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,053,685
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,323,650
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,629,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,901,180
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	21,628,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,207,700
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/26	5,475,000	5,552,636
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/27	5,470,000	5,547,565
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,070,900
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/37	10,000,000	10,141,800
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	29,304,536
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,250,099
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	28,455,969
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	52,516,268
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	26,353,000
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,345,821
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,140,530
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,129,250
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,121,232
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,463,875
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,261,260
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,318,382
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,296,566
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,214,320
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,538,987
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,286,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/32	6,250,000	6,294,062
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	14,241,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	10,775,600
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,712,100
Non-State Supported Debt, NYU Hospitals Center, Refunding, Series A, 5.00%, 7/01/30	1,210,000	1,386,491

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40.	$4,500,000	$5,202,495
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29	3,775,000	4,116,940
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,221,800
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,581,400
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	7,145,000	8,020,834
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,281,023
Non-State Supported Debt, School Districts Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22.	2,425,000	2,565,432
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31.	45,000	48,789
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	65,050
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	5,220,000	5,551,940
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	332,220
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000	3,014,037
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,123,450
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/37	6,550,000	6,711,719
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,352,319
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,451,932
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26.	2,400,000	2,805,240
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/27.	650,000	754,494
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29.	1,375,000	1,575,173
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30.	1,675,000	1,909,584
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31.	3,700,000	4,194,912
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34.	2,000,000	2,234,920
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,599,750
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,589,693
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	6,948,711
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,347,245
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,979,110
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,070,900
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,952,600
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37	25,000,000	27,900,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42	15,000,000	16,614,450
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,317,240
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33	14,210,000	14,979,045

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	$2,190,000	$2,196,548
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	645,000	679,546
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	1,420,000	1,493,329
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	8,360,000	8,858,924
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	20,840,000	22,083,731
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33.	4,990,000	5,007,715
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	990,000	1,043,024
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	3,285,000	3,481,049
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31.	20,000,000	21,756,800
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,453,510
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,149,030
New York State Dormitory Authority Sales Tax Revenue,
Series A, 5.00%, 3/15/35.	28,445,000	32,850,562
Series A, 5.00%, 3/15/36.	81,550,000	93,890,146
Series B, 5.00%, 3/15/40	12,640,000	14,418,322
Series B, 5.00%, 3/15/41	10,520,000	11,991,538
State Supported Debt, Series A, 5.00%, 3/15/30	18,415,000	21,431,745
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,133,899
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,757,374
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	41,741,232
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	32,528,729
Education, Series A, 5.00%, 3/15/38.	5,000,000	5,350,200
Education, Series A, Pre-Refunded, 5.00%, 3/15/37	49,750,000	49,824,127
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	251,689
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,778,600
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,706,975
General Purpose, Series C, 5.00%, 3/15/34.	10,000,000	11,247,800
Series A, 5.00%, 2/15/34.	16,510,000	17,649,190
Series A, 5.00%, 2/15/38.	17,800,000	20,301,256
Series A, 5.00%, 2/15/39.	20,685,000	22,062,828
Series A, 5.00%, 2/15/39.	10,000,000	11,396,500
Series A, 5.00%, 2/15/41.	4,000,000	4,551,600
Series A, 5.00%, 2/15/42.	11,950,000	13,587,508
Series A, 5.00%, 2/15/43.	26,035,000	29,579,926
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,144
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	21,525

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated, SRF, Series A, 5.125%, 6/15/38	$35,000,000	$37,853,200
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,839,600
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,823,977
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	8,010,000	8,384,788
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,399,660
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/34	10,000,000	10,229,000
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/38	15,000,000	15,343,500
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,558,500
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,825,465
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18.	605,000	608,255
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	95,000	95,400
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,286,000
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000	27,665,500
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,313,600
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	56,418,125
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,478,062
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,300,900
Series I, 5.00%, 1/01/42	45,000,000	49,078,800
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,488,400
Series A, 5.00%, 4/01/27.	27,000,000	31,117,770
Series A, 5.00%, 4/01/28.	11,600,000	13,344,756
Series A, 5.00%, 4/01/30.	9,000,000	10,311,390
Series A, 5.00%, 4/01/31.	10,250,000	11,727,537
Series A, 5.00%, 4/01/32.	11,100,000	12,682,860
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	7,420,000	7,445,376
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,082,135
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,286,158
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,128,250
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,739,115
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	1,615,000	1,666,422
State Personal Income Tax, Series A-1, Pre-Refunded, 5.00%, 12/15/27	3,385,000	3,497,111
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	10,708,700
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,019
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center
Project, Refunding, NATL Insured, zero cpn., 4/01/30.	12,780,000	5,490,160
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,811,047
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	30,561,900
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	75,625,422
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	27,358,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	31,712,080

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York and New Jersey Revenue, (continued)
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	$25,000,000	$27,283,750
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,034,940
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,371,095
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	37,808,000
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	5,737,263
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,661,534
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,171,721
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45	5,000,000	5,662,300
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,631,000
General, Refunding, Series C, 5.00%, 11/15/33	12,190,000	12,939,319
General, Refunding, Series C, 5.00%, 11/15/38	7,080,000	7,502,888
General, Series A-2, 5.25%, 11/15/34	6,180,000	6,630,275
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	3,820,000	4,099,662
General, Series C, Pre-Refunded, 5.00%, 11/15/33	19,650,000	21,005,850
General, Series C, Pre-Refunded, 5.00%, 11/15/38	11,295,000	12,074,355
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,992,446
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	17,590,350
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	37,564,723
Refunding, Series B, 5.00%, 11/15/37.	13,190,000	15,216,907
Refunding, Series B, 5.00%, 11/15/38.	8,055,000	9,277,668
Series A, 5.00%, 11/15/42	5,750,000	6,606,635
Series A, 5.00%, 11/15/47	13,000,000	14,803,620
Subordinate, Series D, 5.00%, 11/15/31	18,810,000	19,933,521
Subordinate, Series D, Pre-Refunded, 5.00%, 11/15/31	30,145,000	32,225,005
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	46,047,900
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,559,512
Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	39,381,326
Restructuring, Refunding, Series A, 5.00%, 12/15/35	20,000,000	23,166,600
Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	6,716,115
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40.	1,400,000	1,562,260
Series A, 5.00%, 4/01/45.	2,250,000	2,500,695
		4,533,652,529

U.S. Territories 2.5%
Puerto Rico 2.5%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	21,043,125
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	15,000,000	7,425,000
First Subordinate, Series A, 5.50%, 8/01/42	50,000,000	24,375,000
First Subordinate, Series A, 6.00%, 8/01/42	90,000,000	46,350,000
First Subordinate, Series A, 6.50%, 8/01/44	10,000,000	5,225,000
First Subordinate, Series C, 5.50%, 8/01/40	35,000,000	17,062,500
		121,480,625
Total Municipal Bonds before Short Term Investments (Cost $4,539,767,096)		4,655,133,154

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments 4.2%
Municipal Bonds 4.2%
New York 4.2%
[a] New York City GO,
Fiscal 2008, Series J, Subseries J-5, Refunding, Daily VRDN and Put, 0.57%, 8/01/28	$29,300,000	$29,300,000
Fiscal 2015, Series F, Sub Series F-6, Daily VRDN and Put, 0.58%, 6/01/44	11,200,000	11,200,000
Fiscal 2017, Series A, Subseries A-6, Daily VRDN and Put, 0.63%, 8/01/44	26,000,000	26,000,000
[a] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Subseries CC, Daily VRDN and Put, 0.56%, 6/15/38.	10,000,000	10,000,000
[a] New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, Daily VRDN and Put,
0.58%, 11/01/36	3,000,000	3,000,000
Future Tax Secured, Subordinate, Fiscal 2015, Subseries E-4, Daily VRDN and Put, 0.57%, 2/01/45 .	13,000,000	13,000,000
Suffolk County GO, 2.00%, 7/26/17	50,000,000	50,210,000
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put,
0.56%, 12/01/37	10,500,000	10,500,000
[a] Triborough Bridge and Tunnel Authority Revenues, General, Subordinate, Refunding, Series B-2, Daily
VRDN and Put, 0.57%, 1/01/32	52,790,000	52,790,000
Total Short Term Investments (Cost $205,941,318)		206,000,000
Total Investments (Cost $4,745,708,414) 99.4%		4,861,133,154
Other Assets, less Liabilities 0.6%.		27,309,549
Net Assets 100.0%		$4,888,442,703

See Abbreviations on page 13.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,750,639,278

Unrealized appreciation.	$243,214,865
Unrealized depreciation.	(132,720,989)
Net unrealized appreciation (depreciation)	$110,493,876

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2017